Finance Costs - Schedule of Finance Costs (Details) - AUD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Finance Costs [Abstract]
Interest expense on Shareholder loans (refer to note 19)	$ 391,687	$ 298,726
Amortisation of discount on convertible notes (refer to note 19)	110,210	97,266
Interest and finance charges – Others	20,526	36,502
Interest on Convertible notes (refer to note 19)	379,649	188,291
Finance costs	$ 902,072	$ 620,785